Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Summary of Shares Issued Series C Convertible Preferred Stock

Subsequent to December 31, 2015, the Company issued shares of Series C Convertible Preferred Stock representing the following:

Series C Convertible Preferred Stock
Dividends for the following periods:
Quarter ended December 31, 2015	2,932
Quarter ended March 31, 2016	3,184
Securities Purchase Agreements dated March 11, 2016	22,786
Satisfaction of accrued liabilities	1,194
Total	30,096